Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Cash flows from operating activities:
Net income	$ 172,382,808	1,084,960,155	1,051,991,699	666,771,308
Adjustments to reconcile net income to cash provided by operating activities:
Share-based compensation	54,464,061	342,791,357	242,561,458	130,528,827
Equity in income of affiliates	(9,139,934)	(57,525,830)	(66,171,992)	(32,869,419)
Provision for doubtful accounts	29,464	185,443	2,522,077	3,929,035
Depreciation of property, equipment and software	12,521,627	78,809,867	62,929,541	45,196,678
Amortization of intangible assets and land use rights	1,758,314	11,066,656	9,742,475	8,135,635
Deferred income tax benefit provision	(538,384)	(3,388,535)	(18,127,580)	(14,343,474)
Loss from disposal of property, equipment and software	536,940	3,379,449	1,534,119	461,358
Changes in current assets and liabilities:
Increase in accounts receivable	(26,480,948)	(166,668,439)	(179,508,575)	(143,175,414)
Increase (Decrease) in due from related parties	(275,328)	(1,732,887)	1,216,410	724,058
Increase in prepayments and other current assets	(32,363,781)	(203,694,403)	(61,770,468)	(13,532,621)
Decrease (Increase) in long-term deposits	78,827	496,130	(12,583,994)	7,546,116
Increase in accounts payable	26,437,615	166,395,703	186,294,824	111,326,932
Decrease (Increase) in due to related parties	(798,536)	(5,025,904)	8,376,634	215,172
Decrease (Increase) in salary and welfare payable	(2,227,865)	(14,021,957)	5,602,497	57,185,869
Increase in taxes payable	9,577,848	60,282,019	14,903,513	84,356,470
Increase in advances from customers	77,378,165	487,010,431	232,192,281	51,780,875
Increase in accrued liability for customer reward program	6,437,857	40,519,230	33,064,306	28,529,276
Increase in other payables and accruals	4,365,565	27,476,422	35,448,607	34,821,502
Net cash provided by operating activities	294,144,315	1,851,314,907	1,550,217,832	1,027,588,183
Cash flows from investing activities:
Purchase of property, equipment and software	(32,604,981)	(205,212,492)	(162,378,845)	(175,946,816)
Cash paid for investments	(810,308)	(5,100,000)	(533,009,269)	(358,215,242)
Cash paid for acquisition, net of cash acquired	(4,374,451)	(27,532,356)	(636,643,782)	(177,666,916)
Purchase of intangible assets	(513,807)	(3,233,850)	(3,583,200)	(2,200,000)
Purchase of land use rights	(1,548,769)	(9,747,800)	0	0
(Increase) Decrease in restricted cash	878,185	5,527,208	(104,698,534)	(56,971,348)
(Increase) Decrease in short-term investment	(15,038,048)	(94,647,972)	(1,000,086,864)	9,123,201
Disposal of a subsidiary	0	0	0	(490,000)
Net cash used in investing activities	(54,012,179)	(339,947,262)	(2,440,400,494)	(762,367,121)
Cash flows from financing activities:
Cash received from issuance of common stock	0	0	1,564,203,741	0
Proceeds from exercise of share option	8,645,917	54,416,536	60,994,078	96,857,641
Repurchase of common stock	(25,224,618)	(158,761,225)	0	0
Cash paid to noncontrolling investors	(1,653,086)	(10,404,359)	0	0
Cash received from noncontrolling investors	0	0	150,000	0
Net cash (used in) provided by financing activities	(18,231,787)	(114,749,048)	1,625,347,819	96,857,641
Effect of foreign exchange rate changes on cash and cash equivalents	(7,487,456)	(47,125,290)	(15,848,428)	2,712,315
Net increase in cash and cash equivalents	214,412,893	1,349,493,307	719,316,729	364,791,018
Cash and cash equivalents, beginning of year	342,225,824	2,153,935,111	1,434,618,382	1,069,827,364
Cash and cash equivalents, end of year	556,638,717	3,503,428,418	2,153,935,111	1,434,618,382
Supplemental disclosure of cash flow information
Cash paid during the year for income taxes	31,411,437	197,700,444	184,863,797	93,302,980
Supplemental schedule of non-cash investing and financing activities
Accruals related to purchase of property, equipment and software	(5,115,324)	(32,195,338)	(120,067,060)	(99,836,309)
Liabilities incurred for acquisitions and investments	$ (1,708,003)	(10,750,000)	(5,100,000)	(28,114,780)